Other Long-Term Assets	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other Long-Term Assets	Other Long-Term Assets

	2024	2023
Long-term prepayments, contracts and other (1)	$313	$279
Prepaid cost of service tolls	166	179
Long-term inventory	204	141
Risk management (note 19)	13	13
	696	612
Less: current portion	76	71
	$620	$541
(1)Includes physical product sales contracts, accrued interest on PRT recoveries, and the unamortized cost of contributions to the Company's employee bonus program.
INVESTMENT IN NORTH WEST REDWATER PARTNERSHIP
The Company has a 50% equity investment in NWRP. NWRP operates a 50,000 barrels per day bitumen upgrader and refinery that processes approximately 12,500 barrels per day of bitumen feedstock for the Company (25% toll payer) and 37,500 barrels per day of bitumen feedstock for the Alberta Petroleum Marketing Commission ("APMC") (75% toll payer), an agent of the Government of Alberta. The Company is unconditionally obligated to pay its 25% pro rata share of the debt component of the monthly fee-for-service toll over the 40-year tolling period until 2058 (note 20). Sales of diesel and refined products and associated refining tolls are recognized in the Midstream and Refining segment (note 22).
During 2024, NWRP repaid $500 million of 3.20% series A bonds. Additionally, in 2024 NWRP issued $700 million of 4.85% series P bonds due June 2034 and $600 million of 5.08% series Q bonds due June 2054.
During 2024, NWRP entered into a $2,000 million unsecured commercial paper program and reserves capacity under its revolving credit facility for these amounts.
NWRP's credit facilities consist of a $2,150 million syndicated credit facility (December 31, 2023 – $3,115 million) comprised of a $1,900 million revolving portion maturing June 2027 (December 31, 2023 – $2,175 million), and a $250 million non-revolving portion maturing June 2025 (December 31, 2023 – $940 million). The syndicated credit facility reserves capacity for a debt service reserve equal to six months of anticipated facility interest and fees, and for amounts outstanding under its commercial paper program.
During 2024, NWRP amended its syndicated credit facility to extend the revolving portion originally maturing June 2025 to June 2027, and reduce the authorized limit on the revolving portion by $275 million to $1,900 million. In 2024, NWRP repaid $657 million on its non-revolving facility, and reduced the authorized limit to $250 million.
NWRP also has dedicated short-term borrowings under a $300 million syndicated credit facility ("demand operating facility") (December 31, 2023 – $300 million), and $300 million uncommitted demand revolving letter of credit facilities ("bilateral facilities") (December 31, 2023 – $150 million).
During 2024, NWRP increased its availability on its bilateral facilities, supporting letters of credit, to $300 million (December 31, 2023 – $150 million).
As at December 31, 2024, NWRP had borrowings of $251 million under the syndicated credit facility (December 31, 2023 – $2,559 million), $1,459 million under its commercial paper program (December 31, 2023 – $nil), and $103 million under its demand operating facility (December 31, 2023 – $77 million).
As at December 31, 2024, NWRP had $8,750 million in long-term notes outstanding (December 31, 2023 – $7,950 million).
The assets, liabilities, partners’ equity, product sales, and equity income (loss) related to NWRP at December 31, 2024 and 2023 were comprised as follows:

	2024	2023
Current assets	$535	$349
Non-current assets	$10,286	$10,508
Current liabilities	$2,082	$1,054
Non-current liabilities	$9,757	$10,913
Partners’ equity	$(1,018)	$(1,110)
Partners’ equity at Company's 50% interest	$(509)	$(555)
Revenue (1)	$1,490	$1,527
Net income (loss) (2)	$92	$(8)
(1)Included in NWRP's revenue for 2024 is $325 million (2023 – $335 million) related to the Company's 25% share of the refining toll.
(2)Included in the net income (loss) for 2024 is the impact of depreciation and amortization expense of $346 million (2023 – $387 million) and interest and other financing expense of $502 million (2023 – $500 million).
The carrying value of the Company’s interest in NWRP is $nil, and as at December 31, 2024, the cumulative unrecognized share of the equity loss and partnership distributions from NWRP was $509 million (2023 – $555 million). The Company's recovery of unrecognized equity losses from NWRP for 2024 was $46 million (2023 – unrecognized equity loss of $4 million; 2022 – recovery of the unrecognized share of the equity loss of $11 million).